Stockholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Aug. 07, 2023	Aug. 03, 2023	Nov. 09, 2022	Nov. 06, 2022	Dec. 31, 2023	Sep. 30, 2024	Dec. 31, 2022
Class of Stock [Line Items]
Net proceeds from exercise of warrants					$ 526
Stockholders' Equity total amount					$ 441	$ (712)	$ 14,174
Common Stock, shares issued					618,000	3,710,000	398,000
Common Stock, shares outstanding					618,000	3,710,190	398,000
Preferred Stock, Shares Issued					0	0
Preferred Stock, Shares Outstanding					0	0
At-The-Market Offering Agreement
Class of Stock [Line Items]
Stockholders' Equity total amount					$ 400		$ 14,200
Warrants
Class of Stock [Line Items]
Exercise price					$ 12
Net proceeds from exercise of warrants					$ 500
Stock issued					44,625
Preferred Stock | At-The-Market Offering Agreement
Class of Stock [Line Items]
Preferred Stock, Shares Issued					0
Preferred Stock, Shares Outstanding					0
Common Stock
Class of Stock [Line Items]
Warrants issued in transaction					45,000
Common Stock | At-The-Market Offering Agreement
Class of Stock [Line Items]
Common Stock, shares issued					617,633
Common Stock, shares outstanding					617,633
Purchase Agency Agreement | Roth Capital Partners | Best Efforts Public Placement
Class of Stock [Line Items]
Shares issued in transaction		175,000
Gross proceeds from sale of stock		$ 2,100
Net proceeds from sale of stock	$ 1,700
Purchase Agency Agreement | Roth Capital Partners | Warrants | Best Efforts Public Placement
Class of Stock [Line Items]
Shares issued in transaction		175,000
Securities Purchase Agreement | Roth Capital Partners | 2022 Registered Direct Offering
Class of Stock [Line Items]
Shares issued in transaction				40,000
Gross proceeds from sale of stock				$ 2,000
Securities Purchase Agreement | Roth Capital Partners | 2022 Private Placement
Class of Stock [Line Items]
Net proceeds from sale of stock			$ 1,700
Securities Purchase Agreement | Roth Capital Partners | Warrants | 2022 Private Placement
Class of Stock [Line Items]
Shares issued in transaction			40,000